Related party disclosures	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related party disclosures
28.	Related party disclosures
The ultimate parent
As of December 31, 2021, the controlling shareholder of the Company, HLA, indirectly owned 18,270,965, or 44.7% (2020: 18,270,965, or 44.7%), of the ordinary shares in the capital of the Company, as well as a special share that entitles it to elect a majority of directors of the Company. HLA controls the Company through its wholly-owned subsidiary, HLC, and through HLT, a wholly-owned subsidiary of HLC. HLT owns approximately 23.3% (2020: 23.3%) of the ordinary shares in the capital of the Company and is, and has since August 2002 been, the registered holder of the special share. HLA also owns, through another wholly-owned subsidiary, Well Summit Investments Limited, approximately 21.4% (2020: 21.4%) of the ordinary shares in the capital of the Company. HLA is a member of the Hong Leong Investment Holdings Pte. Ltd., or Hong Leong Investment group of companies. Prior to August 2002, the Company was controlled by Diesel Machinery (BVI) Limited, which, until its dissolution, was a holding company controlled by HLC and was the prior owner of the special share. Through HLT’s stock ownership and the rights accorded to the special share under
Bye-Laws
of the Company and various agreements among shareholders, HLA is able to effectively approve and effect most corporate transactions.
There were transactions other than dividends paid, between the Group and HLA of RMB 0.5 million (less than US$ 0.1 million) (2020: RMB 0.03 million; 2019: RMB 0.03 million) during the financial years ended December 31, 2019, 2020 and 2021 respectively. The transaction relates to consultancy fees charged by HLA.
Entity with significant influence over the Group
As of December 31, 2021, the Yulin City Government through Coomber Investment Ltd. owned 17.2% (2020: 17.2%) of the ordinary shares in the capital of the Company.

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines and materials
- associates and joint ventures	912,877	1,256,268	393,440	62,232
- GY Group (including its subsidiaries and affiliates)	1,792,280	2,637,845	3,223,785	509,915
Purchase of material, supplies and engines
- associates and joint ventures	1,999,831	2,792,707	2,036,675	322,146
- GY Group (including its subsidiaries and affiliates)	1,895,239	1,245,030	1,307,137	206,754
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	3,984	3,918	2,152	340
- GY Group (including its subsidiaries and affiliates)	15,350	6,765	6,609	1,045
Service charge charged by
- joint ventures	—	—	5,023	795
Rental income
- joint ventures	3,206	4,565	4,415	698
- GY Group (including its subsidiaries and affiliates)	2,133	3,970	275	43
Property management service expenses
- GY Group (including its subsidiaries and affiliates)	22,595	24,968	21,978	3,476
Selling, general and administrative expenses
- a joint venture	—	7,287	2,530	400
- GY Group (including its subsidiaries and affiliates)	19,953	4,728	9,315	1,473
- HLA (including its affiliates)	6,788	6,687	7,188	1,137
Delivery, storage, distribution and handling expenses
- GY Group (including its subsidiaries and affiliates)	304,532	312,891	300,699	47,562
Payment for trademarks usage fee
- GY Group	169,811	—	—	—
Payment for lease liabilities
- GY Group (including its subsidiaries and affiliates)	33,594	18,086	17,215	2,723
Purchases of vehicles and machineries
- GY Group (including its subsidiaries and affiliates)	2,817	2,838	3,460	547

Note:

(i)
The Group has adopted IFRS 16 on January 1, 2019. These leasing expenses have been recognized as right-of-use
assets and lease liabilities on the consolidated statement of financial position as of December 31, 2020 and 2021.

In addition to the above, Yuchai also entered into transactions with other PRC Government owned enterprises. Management considers that these transactions were entered into in the normal course of business and expects that these transactions will continue on normal commercial terms.
The transactions with related parties are made at terms agreed between the parties.
Compensation of key management personnel of the
Group

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	41,606	43,178	25,289	4,000
Contribution to defined contribution plans	362	292	273	43

	41,968	43,470	25,562	4,043

The
non-executive
directors do not receive pension entitlements from the Group.